INCOME TAXES (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
U.S. federal statutory income tax (benefit)	21.00%	21.00%
State and local income tax, net of benefits	6.64%	6.64%
Amortization of debt discount	(2.05%)	0.73%
Officer life insurance and D&O insurance	(0.05%)	0.01%
Stock-based compensation	(0.62%)	0.08%
Utilization of net operating loss carryforwards	0.03%	0.44%
Tax rate changes and other	0.00%	(30.18%)
Valuation allowance for deferred income tax assets	(24.95%)	1.28%
Effective income tax rate	0.00%	0.00%